Investment in Securities (Tables)	6 Months Ended
Sep. 30, 2021
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2021 and September 30, 2021 consists of the following:

	Millions of yen
	March 31, 2021	September 30, 2021
Equity securities *	¥540,082	¥533,599
Trading debt securities	2,654	2,483
Available-for-sale debt securities	2,003,917	2,051,245
Held-to-maturity debt securities	113,790	113,795

Total	¥2,660,443	¥2,701,122

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥211,643 million as of March 31, 2021 and September 30, 2021, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥79,089 million as of March 31, 2021 and September 30, 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥4,940 million and ¥8,552 million as of March 31, 2021 and September 30, 2021, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2021 and September 30, 2021, and for the six and three months ended September 30, 2020 and 2021.

	Millions of yen
	March 31, 2021			Six months ended September 30, 2020		Three months ended September 30, 202 0
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥47,460	¥(13,474)	¥350	¥(774)	¥96	¥(134)	¥82

	Millions of yen
	September 30, 2021			Six months ended September 30, 2021		Three months ended September 30, 2021
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥47,813	¥(13,594)	¥283	¥(19)	¥48	¥(19)	¥12

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2021 and September 30, 202
1
 are as follows:
March 31, 2021

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥846,736	¥0	¥6,071	¥(31,649)	¥821,158
Japanese prefectural and foreign municipal bond securities	274,770	(120)	4,238	(2,612)	276,276
Corporate debt securities	742,862	0	10,125	(10,736)	742,251
CMBS and RMBS in the Americas	35,668	0	549	(1,760)	34,457
Other asset-backed securities and debt securities	126,731	0	4,308	(1,264)	129,775

	2,026,767	(120)	25,291	(48,021)	2,003,917

Held-to-maturity debt securities:
Japanese government bond securities and other	113,790	0	25,342	0	139,132

	¥2,140,557	¥(120)	¥50,633	¥(48,021)	¥2,143,049

September 30, 2021
	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥812,688	¥0	¥6,173	¥(28,659)	¥790,202
Japanese prefectural and foreign municipal bond securities	286,338	(121)	5,037	(2,082)	289,172
Corporate debt securities	801,102	0	12,883	(8,332)	805,653
CMBS and RMBS in the Americas	32,826	0	445	(789)	32,482
Other asset-backed securities and debt securities	129,651	0	5,019	(934)	133,736

	2,062,605	(121)	29,557	(40,796)	2,051,245

Held-to-maturity debt securities:
Japanese government bond securities and other	113,795	0	25,722	0	139,517

	¥2,176,400	¥(121)	¥55,279	¥(40,796)	¥2,190,762

Summary of rollforward of allowance for credit losses
There were no credit losses on
available-for-sale
securities for the six and three months ended September 30, 2020. The following table presents a rollforward of the allowance for credit losses for the six and three months ended September 30, 2021:

	Millions of yen
	Six months ended September 30, 2021
	Foreign municipal bond securities	Total
Beginning	¥120	¥120
Increase (Decrease) from the effects of changes in foreign exchange rates	1	1

Ending	¥121	¥121

	Millions of yen
	Three months ended September 30, 2021
	Foreign municipal bond securities	Total
Beginning	¥120	¥120
Increase (Decrease) from the effects of changes in foreign exchange rates	1	1

Ending	¥121	¥121

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021 and September 30, 2021, respectively:
March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	48,367	(519)	63,316	(2,213)	111,683	(2,732)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥759,583	¥(27,907)	¥523,512	¥(20,234)	¥1,283,095	¥(48,141)

September 30, 2021
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥210,142	¥(3,884)	¥510,171	¥(24,775)	¥720,313	¥(28,659)
Japanese prefectural and foreign municipal bond securities	64,658	(307)	46,458	(1,896)	111,116	(2,203)
Corporate debt securities	153,000	(1,613)	144,775	(6,719)	297,775	(8,332)
CMBS and RMBS in the Americas	327	(1)	19,860	(788)	20,187	(789)
Other asset-backed securities and debt securities	8,665	(45)	22,705	(889)	31,370	(934)

	¥436,792	¥(5,850)	¥743,969	¥(35,067)	¥1,180,761	¥(40,917)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021 and September 30, 2021, respectively:
March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	45,486	(399)	63,316	(2,213)	108,802	(2,612)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥756,702	¥(27,787)	¥523,512	¥(20,234)	¥1,280,214	¥(48,021)

September 30, 2021
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥210,142	¥(3,884)	¥510,171	¥(24,775)	¥720,313	¥(28,659)
Japanese prefectural and foreign municipal bond securities	61,745	(186)	46,458	(1,896)	108,203	(2,082)
Corporate debt securities	153,000	(1,613)	144,775	(6,719)	297,775	(8,332)
CMBS and RMBS in the Americas	327	(1)	19,860	(788)	20,187	(789)
Other asset-backed securities and debt securities	8,665	(45)	22,705	(889)	31,370	(934)

	¥433,879	¥(5,729)	¥743,969	¥(35,067)	¥1,177,848	¥(40,796)